Private Placement (Details Narrative) - Northern Lights Acquisition Corp [Member]	10 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Proceeds from issuance initial public offering	$ 115,000,000
Underwriters Agreement [Member] | Deferred Fee [Member]
Percentage of discount on gross proceeds of initial public offering	3.50%
Proceeds from issuance initial public offering	$ 4,025,000
Underwriters Agreement [Member] | Cash [Member]
Percentage of discount on gross proceeds of initial public offering	1.50%
Proceeds from issuance initial public offering	$ 1,725,000
Underwriters Agreement [Member] | Maximum [Member]
Option to purchase shares | shares	1,500,000
Private Placement [Member]
Number of shares issued in acquisition transaction | shares	528,175
Price per share | $ / shares	$ 10.00
Number of shares issued in acquisition transaction value	$ 5,281,750
Proceeds from issuance initial public offering	$ 117,300,000